SUMMARY OF RESULTS OF OPERATIONS FOR REPORTING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues		$ 8,093	$ 6,648		$ 6,468	$ 7,081	$ 14,740	$ 13,549	$ 25,770	$ 20,251
Rental revenues											$ 16,093	$ 16,325
Total revenues	$ 11,030	8,093	6,648	$ 6,702	6,468	7,081	14,740	13,549	25,770	20,251	26,690	17,579
Depreciation and amortization	600	606	613	651	652	650	1,219	1,302	1,819	1,953	2,591	2,894
General and administrative expense	1,378	921	1,123	980	952	1,036	2,054	1,995	3,432	2,975	3,904	3,373
Doubtful accounts expense (recovery)	1,515	466	1,761	(1)	37	40	2,227	77	3,742	76	256	925
Other operating expenses	441	629	329	219	297	232	968	536	1,409	755	982	860
Total expenses	13,001	8,622	7,987	6,096	5,982	5,966	16,625	11,961	29,626	18,057	24,112	15,285
Income from operations	(1,971)	(529)	(1,339)	606	486	1,115	(1,885)	1,588	(3,856)	2,194	2,578	2,294
Interest expense, net	564	639	653	669	666	687	1,291	1,353	1,855	2,022	2,669	2,777
Loss on extinguishment of debt				(146)						(146)	(146)
Other (income) expense, net	(2,164)	157	935	122	323	407	1,076	717	(1,088)	839	1,192	121
Total other (income) expense, net	(1,600)	796	1,588	645	989	1,094	2,367	2,070	767	2,715	3,715	2,898
Loss from continuing operations before income taxes											(1,137)	(604)
Income (loss) from continuing operations											(1,137)	(604)
Loss from discontinued operations, net of tax											(45)	(84)
Net loss	(371)	(1,325)	(2,927)	(39)	(503)	21	(4,252)	(482)	(4,623)	(521)	(1,182)	(688)
Total revenues	11,030	8,093	6,648	6,702	6,468	7,081	14,740	13,549	25,770	20,251	26,690	17,579
Depreciation and amortization	600	606	613	651	652	650	1,219	1,302	1,819	1,953
(Loss) income from operations	(1,971)	(529)	(1,339)	606	486	1,115	(1,885)	1,588	(3,856)	2,194	2,578	2,294
Total other (income) expense, net	(1,600)	796	1,588	645	989	1,094	2,367	2,070	767	2,715	3,715	2,898
Net loss	(371)	(1,325)	(2,927)	(39)	(503)	21	(4,252)	(482)	(4,623)	(521)	(1,182)	(688)
Health Care, Patient Service [Member]
Segment Reporting Information [Line Items]
Total revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135	14,650	7,444	9,485
Cost of management fees											9,243
Management Service [Member]
Segment Reporting Information [Line Items]
Total revenues	255	255	265	248	247	248	519	495	774	743	1,021	1,001
Cost of management fees	140	144	179	153	150	165	319	315	459	468	672
Product and Service, Other [Member]
Segment Reporting Information [Line Items]
Total revenues	6	7	7	9	13	62	14	75	20	84	91	253
Real Estate Service [Member]
Segment Reporting Information [Line Items]
Cost of management fees											6,464
Patient Care Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135	14,650	7,444
Rental Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	3,000	3,261	4,065	4,136	3,763	4,081	7,326	7,844	10,326	11,980
Patient Care Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees	7,476	4,222	2,343	2,454	2,255	2,203	6,564	4,457	14,040	6,911
Facility Rent Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees	1,451	1,634	1,639	1,640	1,639	1,640	3,274	3,279	4,725	4,919
Healthcare Services Segment [Member]
Segment Reporting Information [Line Items]
Total revenues											9,485
Depreciation and amortization											16
General and administrative expense											503
Doubtful accounts expense (recovery)											260
Other operating expenses											58
Total expenses											11,270
Income from operations											(1,785)
Interest expense, net											16
Total other (income) expense, net											16
Loss from continuing operations before income taxes											(1,801)
Income (loss) from continuing operations											(1,801)
Net loss											(1,801)
Total revenues											9,485
(Loss) income from operations											(1,785)
Total other (income) expense, net											16
Net loss											(1,801)
Healthcare Services Segment [Member] | Health Care, Patient Service [Member]
Segment Reporting Information [Line Items]
Total revenues											9,485
Cost of management fees											9,243
Healthcare Services Segment [Member] | Real Estate Service [Member]
Segment Reporting Information [Line Items]
Cost of management fees											1,190
Real Estate Service Segment [Member]
Segment Reporting Information [Line Items]
Total revenues									11,120	12,807
Rental revenues											16,093	16,325
Total revenues	3,261	3,523	4,337	4,393	4,023	4,391	7,859	8,414			17,205	17,579
Depreciation and amortization											2,575	2,894
General and administrative expense	975	679	1,020	869	830	899	1,685	1,736	2,660	2,605	3,401	3,373
Doubtful accounts expense (recovery)	1,515	466	1,711	(112)			2,227		3,742	(112)	(4)	925
Other operating expenses	(80)	337	289	214	293	232	636	532	555	746	924	860
Total expenses	4,063	3,331	5,147	3,111	3,264	3,286		6,564	13,111	9,675	12,842	15,285
Income from operations	(802)	192	(810)	1,282	759	1,105	7,859	1,850	(1,991)	3,132	4,363	2,294
Interest expense, net	633	636	631	666	663	681	1,266	1,344	1,898	2,010	2,653	2,777
Loss on extinguishment of debt				(146)						(146)	(146)
Other (income) expense, net	(2,164)	157	935	122	323	407	1,076	717	(1,088)	839	1,192	121
Total other (income) expense, net	(1,531)	793	1,566	642	986	1,088	2,342	2,061	810	2,703	3,699	2,898
Loss from continuing operations before income taxes											664	(604)
Income (loss) from continuing operations											664	(604)
Loss from discontinued operations, net of tax											(45)	(84)
Net loss	729	(601)	(2,376)	640	(227)	17	5,517	(211)	(2,801)	429	619	(688)
Total revenues	3,261	3,523	4,337	4,393	4,023	4,391	7,859	8,414			17,205	17,579
Depreciation and amortization	590	599	607	645	649	648	1,206	1,297	1,796	1,942
(Loss) income from operations	(802)	192	(810)	1,282	759	1,105	7,859	1,850	(1,991)	3,132	4,363	2,294
Total other (income) expense, net	(1,531)	793	1,566	642	986	1,088	2,342	2,061	810	2,703	3,699	2,898
Net loss	729	(601)	(2,376)	640	(227)	17	5,517	(211)	(2,801)	429	619	(688)
Real Estate Service Segment [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenues	255	255	265	248	247	248	519	495	774	743	1,021	1,001
Cost of management fees	140	144	179	153	150	165	319	315	459	468	672	675
Real Estate Service Segment [Member] | Product and Service, Other [Member]
Segment Reporting Information [Line Items]
Total revenues	6	7	7	9	13	62	14	75	20	84	91	253
Real Estate Service Segment [Member] | Real Estate Service [Member]
Segment Reporting Information [Line Items]
Cost of management fees											$ 5,274	$ 6,558
Real Estate Service Segment [Member] | Patient Care Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues
Real Estate Service Segment [Member] | Rental Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	3,000	3,261	4,065	4,136	3,763	4,081	7,326	7,844	10,326	11,980
Real Estate Service Segment [Member] | Patient Care Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees
Real Estate Service Segment [Member] | Facility Rent Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees	923	1,106	1,341	1,342	1,342	1,342	2,448	2,684	3,899	4,026
Health Care Service [Member]
Segment Reporting Information [Line Items]
Total revenues									14,650	7,444
Total revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135
General and administrative expense	403	242	103	111	122	137	369	259	772	370
Doubtful accounts expense (recovery)			50	111	37	40		77		188
Other operating expenses	521	292	40	5	4		332	4	854	9
Total expenses	8,938	5,291	2,840	2,985	2,718	2,680	8,104	5,397	16,515	8,382
Income from operations	(1,169)	(721)	(529)	(676)	(273)	10	(1,223)	(262)	(1,865)	(938)
Interest expense, net	(69)	3	22	3	3	6	25	9	(43)	12
Loss on extinguishment of debt
Other (income) expense, net
Total other (income) expense, net	(69)	3	22	3	3	6	25	9	(43)	12
Net loss	(1,100)	(724)	(551)	(679)	(276)	4	(1,248)	(271)	(1,822)	(950)
Total revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135
Depreciation and amortization	10	7	6	6	3	2	13	5	23	11
(Loss) income from operations	(1,169)	(721)	(529)	(676)	(273)	10	(1,223)	(262)	(1,865)	(938)
Total other (income) expense, net	(69)	3	22	3	3	6	25	9	(43)	12
Net loss	(1,100)	(724)	(551)	(679)	(276)	4	(1,248)	(271)	(1,822)	(950)
Health Care Service [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenues
Cost of management fees
Health Care Service [Member] | Product and Service, Other [Member]
Segment Reporting Information [Line Items]
Total revenues
Health Care Service [Member] | Patient Care Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135	14,650	7,444
Health Care Service [Member] | Rental Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues
Health Care Service [Member] | Patient Care Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees	7,476	4,222	2,343	2,454	2,255	2,203	6,564	4,457	14,040	6,911
Health Care Service [Member] | Facility Rent Expense [Member]
Segment Reporting Information [Line Items]
Cost of management fees	$ 528	$ 528	$ 298	$ 298	$ 297	$ 298	$ 826	$ 595	$ 826	$ 893